Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000206058 | Bond futures
Holdings [Line Items]
Percent of Net Long Exposure	41.00%
Percent of Net Short Exposure	51.00%
C000206058 | Commodity futures
Holdings [Line Items]
Percent of Net Long Exposure	42.00%
Percent of Net Short Exposure	43.00%
C000206058 | Currency forwards
Holdings [Line Items]
Percent of Net Long Exposure	98.00%
Percent of Net Short Exposure	66.00%
C000206058 | Equity index futures
Holdings [Line Items]
Percent of Net Long Exposure	23.00%
Percent of Net Short Exposure	2.00%
C000206057 | Bond futures
Holdings [Line Items]
Percent of Net Long Exposure	41.00%
Percent of Net Short Exposure	51.00%
C000206057 | Commodity futures
Holdings [Line Items]
Percent of Net Long Exposure	42.00%
Percent of Net Short Exposure	43.00%
C000206057 | Currency forwards
Holdings [Line Items]
Percent of Net Long Exposure	98.00%
Percent of Net Short Exposure	66.00%
C000206057 | Equity index futures
Holdings [Line Items]
Percent of Net Long Exposure	23.00%
Percent of Net Short Exposure	2.00%
C000150654 | FR_13013JAX4
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000150654 | FR_13077C4K7
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000150654 | FR_13013JAR7
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000150654 | FR_13013JCM6
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000150654 | FR_13013JBL9
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000150654 | FR_31350ADA3
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000150654 | FR_13013JDD5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000150654 | FR_650116CH7
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000150654 | FR_13032UGP7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000150654 | FR_13034AV64
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000150654 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000150654 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000150654 | A/A
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000150654 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000150654 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000150654 | B/B
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000150654 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000150654 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	14.10%
C000150654 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	27.10%
C000150654 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	23.60%
C000150654 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	32.40%
C000150654 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	2.80%
C000020270 | FR_13013JAX4
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000020270 | FR_13077C4K7
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000020270 | FR_13013JAR7
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020270 | FR_13013JCM6
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020270 | FR_13013JBL9
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020270 | FR_31350ADA3
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020270 | FR_13013JDD5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020270 | FR_650116CH7
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020270 | FR_13032UGP7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020270 | FR_13034AV64
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020270 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000020270 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000020270 | A/A
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000020270 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000020270 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000020270 | B/B
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000020270 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000020270 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	14.10%
C000020270 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	27.10%
C000020270 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	23.60%
C000020270 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	32.40%
C000020270 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	2.80%
C000020269 | FR_13013JAX4
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000020269 | FR_13077C4K7
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000020269 | FR_13013JAR7
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020269 | FR_13013JCM6
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020269 | FR_13013JBL9
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020269 | FR_31350ADA3
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020269 | FR_13013JDD5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020269 | FR_650116CH7
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020269 | FR_13032UGP7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020269 | FR_13034AV64
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020269 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000020269 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000020269 | A/A
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000020269 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000020269 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000020269 | B/B
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000020269 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000020269 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	14.10%
C000020269 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	27.10%
C000020269 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	23.60%
C000020269 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	32.40%
C000020269 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	2.80%
C000020271 | FR_13013JAX4
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000020271 | FR_13077C4K7
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000020271 | FR_13013JAR7
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020271 | FR_13013JCM6
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020271 | FR_13013JBL9
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000020271 | FR_31350ADA3
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020271 | FR_13013JDD5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020271 | FR_650116CH7
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020271 | FR_13032UGP7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020271 | FR_13034AV64
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020271 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000020271 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	40.10%
C000020271 | A/A
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000020271 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000020271 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000020271 | B/B
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000020271 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000020271 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	14.10%
C000020271 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	27.10%
C000020271 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	23.60%
C000020271 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	32.40%
C000020271 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	2.80%
C000150655 | FR_13032UKD9
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000150655 | FR_13063C5D8
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000150655 | FR_13048VF37
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000150655 | FR_13032UNG9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000150655 | FR_801155RR5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000150655 | FR_13034A5L0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000150655 | FR_542433ZC4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000150655 | FR_421294EH8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000150655 | FR_796711ZW2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000150655 | FR_544532MW1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000150655 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000150655 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000150655 | A/A
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000150655 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000150655 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000150655 | B/B
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000150655 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000150655 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	0.50%
C000150655 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	0.90%
C000150655 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	2.40%
C000150655 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	10.70%
C000150655 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	28.30%
C000150655 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	55.10%
C000150655 | 30+ years
Holdings [Line Items]
Percent of Total Investments	2.10%
C000020274 | FR_13032UKD9
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020274 | FR_13063C5D8
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020274 | FR_13048VF37
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020274 | FR_13032UNG9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020274 | FR_801155RR5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020274 | FR_13034A5L0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020274 | FR_542433ZC4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020274 | FR_421294EH8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020274 | FR_796711ZW2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020274 | FR_544532MW1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020274 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000020274 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000020274 | A/A
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000020274 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000020274 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000020274 | B/B
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000020274 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000020274 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	0.50%
C000020274 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	0.90%
C000020274 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	2.40%
C000020274 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	10.70%
C000020274 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	28.30%
C000020274 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	55.10%
C000020274 | 30+ years
Holdings [Line Items]
Percent of Total Investments	2.10%
C000020272 | FR_13032UKD9
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020272 | FR_13063C5D8
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020272 | FR_13048VF37
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020272 | FR_13032UNG9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020272 | FR_801155RR5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020272 | FR_13034A5L0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020272 | FR_542433ZC4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020272 | FR_421294EH8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020272 | FR_796711ZW2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020272 | FR_544532MW1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020272 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000020272 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000020272 | A/A
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000020272 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000020272 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000020272 | B/B
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000020272 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000020272 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	0.50%
C000020272 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	0.90%
C000020272 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	2.40%
C000020272 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	10.70%
C000020272 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	28.30%
C000020272 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	55.10%
C000020272 | 30+ years
Holdings [Line Items]
Percent of Total Investments	2.10%
C000020275 | FR_13032UKD9
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020275 | FR_13063C5D8
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020275 | FR_13048VF37
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020275 | FR_13032UNG9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020275 | FR_801155RR5
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020275 | FR_13034A5L0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020275 | FR_542433ZC4
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020275 | FR_421294EH8
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020275 | FR_796711ZW2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020275 | FR_544532MW1
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020275 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000020275 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000020275 | A/A
Holdings [Line Items]
Percent of Net Asset Value	30.00%
C000020275 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000020275 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000020275 | B/B
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000020275 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000020275 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	0.50%
C000020275 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	0.90%
C000020275 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	2.40%
C000020275 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	10.70%
C000020275 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	28.30%
C000020275 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	55.10%
C000020275 | 30+ years
Holdings [Line Items]
Percent of Total Investments	2.10%
C000122980 | FR_74529JPX7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000122980 | FR_64542UHF4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122980 | FR_59561SAB1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122980 | FR_82170LAB1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122980 | FR_546399SZ0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122980 | FR_12008EUT1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000122980 | FR_45471AUT7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000122980 | FR_650116HM1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000122980 | FR_64966QWL0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000122980 | FR_008051AE4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000122980 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000122980 | A/A
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000122980 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000122980 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000122980 | B/B
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000122980 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000122980 | CCC/Caa and below
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000122980 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	2.80%
C000122980 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	1.00%
C000122980 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	1.80%
C000122980 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	3.20%
C000122980 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	15.10%
C000122980 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	65.80%
C000122980 | 30+ years
Holdings [Line Items]
Percent of Total Investments	10.30%
C000205252 | FR_74529JPX7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000205252 | FR_64542UHF4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000205252 | FR_59561SAB1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000205252 | FR_82170LAB1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000205252 | FR_546399SZ0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000205252 | FR_12008EUT1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205252 | FR_45471AUT7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205252 | FR_650116HM1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205252 | FR_64966QWL0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205252 | FR_008051AE4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205252 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000205252 | A/A
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000205252 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000205252 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000205252 | B/B
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000205252 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000205252 | CCC/Caa and below
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000205252 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	2.80%
C000205252 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	1.00%
C000205252 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	1.80%
C000205252 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	3.20%
C000205252 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	15.10%
C000205252 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	65.80%
C000205252 | 30+ years
Holdings [Line Items]
Percent of Total Investments	10.30%
C000122982 | FR_74529JPX7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000122982 | FR_64542UHF4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122982 | FR_59561SAB1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122982 | FR_82170LAB1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122982 | FR_546399SZ0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122982 | FR_12008EUT1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000122982 | FR_45471AUT7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000122982 | FR_650116HM1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000122982 | FR_64966QWL0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000122982 | FR_008051AE4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000122982 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000122982 | A/A
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000122982 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000122982 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000122982 | B/B
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000122982 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000122982 | CCC/Caa and below
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000122982 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	2.80%
C000122982 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	1.00%
C000122982 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	1.80%
C000122982 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	3.20%
C000122982 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	15.10%
C000122982 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	65.80%
C000122982 | 30+ years
Holdings [Line Items]
Percent of Total Investments	10.30%
C000122981 | FR_74529JPX7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000122981 | FR_64542UHF4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122981 | FR_59561SAB1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122981 | FR_82170LAB1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122981 | FR_546399SZ0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122981 | FR_12008EUT1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000122981 | FR_45471AUT7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000122981 | FR_650116HM1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000122981 | FR_64966QWL0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000122981 | FR_008051AE4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000122981 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000122981 | A/A
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000122981 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000122981 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000122981 | B/B
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000122981 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000122981 | CCC/Caa and below
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000122981 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	2.80%
C000122981 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	1.00%
C000122981 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	1.80%
C000122981 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	3.20%
C000122981 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	15.10%
C000122981 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	65.80%
C000122981 | 30+ years
Holdings [Line Items]
Percent of Total Investments	10.30%
C000122979 | FR_74529JPX7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000122979 | FR_64542UHF4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122979 | FR_59561SAB1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122979 | FR_82170LAB1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122979 | FR_546399SZ0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000122979 | FR_12008EUT1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000122979 | FR_45471AUT7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000122979 | FR_650116HM1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000122979 | FR_64966QWL0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000122979 | FR_008051AE4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000122979 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000122979 | A/A
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000122979 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000122979 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000122979 | B/B
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000122979 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	44.10%
C000122979 | CCC/Caa and below
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000122979 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	2.80%
C000122979 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	1.00%
C000122979 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	1.80%
C000122979 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	3.20%
C000122979 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	15.10%
C000122979 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	65.80%
C000122979 | 30+ years
Holdings [Line Items]
Percent of Total Investments	10.30%
C000064976 | FR_97712DQR0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000064976 | FR_88906RFC9
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000064976 | FR_072024ST0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000064976 | FR_184346BQ6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000064976 | FR_592247GA2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000064976 | FR_23503CBM8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000064976 | FR_194234D49
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000064976 | FR_494782KJ3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000064976 | FR_837151S91
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000064976 | FR_494782KG9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000064976 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000064976 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000064976 | A/A
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000064976 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000064976 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000064976 | B/B
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000064976 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000064976 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	4.50%
C000064976 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	7.10%
C000064976 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	14.40%
C000064976 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	34.90%
C000064976 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	36.40%
C000064976 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	2.70%
C000205243 | FR_97712DQR0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000205243 | FR_88906RFC9
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000205243 | FR_072024ST0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000205243 | FR_184346BQ6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205243 | FR_592247GA2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205243 | FR_23503CBM8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205243 | FR_194234D49
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205243 | FR_494782KJ3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205243 | FR_837151S91
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205243 | FR_494782KG9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000205243 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000205243 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000205243 | A/A
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000205243 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000205243 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000205243 | B/B
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000205243 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000205243 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	4.50%
C000205243 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	7.10%
C000205243 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	14.40%
C000205243 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	34.90%
C000205243 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	36.40%
C000205243 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	2.70%
C000053353 | FR_97712DQR0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000053353 | FR_88906RFC9
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000053353 | FR_072024ST0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000053353 | FR_184346BQ6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000053353 | FR_592247GA2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000053353 | FR_23503CBM8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000053353 | FR_194234D49
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000053353 | FR_494782KJ3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000053353 | FR_837151S91
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000053353 | FR_494782KG9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000053353 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000053353 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000053353 | A/A
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000053353 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000053353 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000053353 | B/B
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000053353 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000053353 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	4.50%
C000053353 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	7.10%
C000053353 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	14.40%
C000053353 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	34.90%
C000053353 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	36.40%
C000053353 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	2.70%
C000053352 | FR_97712DQR0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000053352 | FR_88906RFC9
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000053352 | FR_072024ST0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000053352 | FR_184346BQ6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000053352 | FR_592247GA2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000053352 | FR_23503CBM8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000053352 | FR_194234D49
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000053352 | FR_494782KJ3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000053352 | FR_837151S91
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000053352 | FR_494782KG9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000053352 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000053352 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000053352 | A/A
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000053352 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000053352 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000053352 | B/B
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000053352 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000053352 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	4.50%
C000053352 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	7.10%
C000053352 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	14.40%
C000053352 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	34.90%
C000053352 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	36.40%
C000053352 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	2.70%
C000064977 | FR_97712DQR0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000064977 | FR_88906RFC9
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000064977 | FR_072024ST0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000064977 | FR_184346BQ6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000064977 | FR_592247GA2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000064977 | FR_23503CBM8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000064977 | FR_194234D49
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000064977 | FR_494782KJ3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000064977 | FR_837151S91
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000064977 | FR_494782KG9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000064977 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000064977 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	32.30%
C000064977 | A/A
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000064977 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C000064977 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000064977 | B/B
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000064977 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000064977 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	4.50%
C000064977 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	7.10%
C000064977 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	14.40%
C000064977 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	34.90%
C000064977 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	36.40%
C000064977 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	2.70%
C000176497 | FR_771902HM8
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000176497 | FR_604140XW8
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000176497 | FR_60416TXX1
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000176497 | FR_60374VDS9
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000176497 | FR_930256AK8
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000176497 | FR_78916VET3
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000176497 | FR_60414HAN6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000176497 | FR_26444CHD7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000176497 | FR_60416JDA5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000176497 | FR_60412AHM8
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000176497 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000176497 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000176497 | A/A
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000176497 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000176497 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000176497 | B/B
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000176497 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000176497 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	3.30%
C000176497 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	5.70%
C000176497 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	7.10%
C000176497 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	21.20%
C000176497 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	37.70%
C000176497 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	21.30%
C000176497 | 30+ years
Holdings [Line Items]
Percent of Total Investments	3.70%
C000020279 | FR_771902HM8
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000020279 | FR_604140XW8
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020279 | FR_60416TXX1
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020279 | FR_60374VDS9
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020279 | FR_930256AK8
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020279 | FR_78916VET3
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020279 | FR_60414HAN6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020279 | FR_26444CHD7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020279 | FR_60416JDA5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020279 | FR_60412AHM8
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020279 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000020279 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000020279 | A/A
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000020279 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000020279 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000020279 | B/B
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020279 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000020279 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	3.30%
C000020279 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	5.70%
C000020279 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	7.10%
C000020279 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	21.20%
C000020279 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	37.70%
C000020279 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	21.30%
C000020279 | 30+ years
Holdings [Line Items]
Percent of Total Investments	3.70%
C000020281 | FR_771902HM8
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000020281 | FR_604140XW8
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020281 | FR_60416TXX1
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020281 | FR_60374VDS9
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020281 | FR_930256AK8
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020281 | FR_78916VET3
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020281 | FR_60414HAN6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020281 | FR_26444CHD7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020281 | FR_60416JDA5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020281 | FR_60412AHM8
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020281 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000020281 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000020281 | A/A
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000020281 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000020281 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000020281 | B/B
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020281 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000020281 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	3.30%
C000020281 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	5.70%
C000020281 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	7.10%
C000020281 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	21.20%
C000020281 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	37.70%
C000020281 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	21.30%
C000020281 | 30+ years
Holdings [Line Items]
Percent of Total Investments	3.70%
C000020283 | FR_771902HM8
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000020283 | FR_604140XW8
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020283 | FR_60416TXX1
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020283 | FR_60374VDS9
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020283 | FR_930256AK8
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020283 | FR_78916VET3
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020283 | FR_60414HAN6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020283 | FR_26444CHD7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020283 | FR_60416JDA5
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000020283 | FR_60412AHM8
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000020283 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000020283 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000020283 | A/A
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000020283 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000020283 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000020283 | B/B
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020283 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000020283 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	3.30%
C000020283 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	5.70%
C000020283 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	7.10%
C000020283 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	21.20%
C000020283 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	37.70%
C000020283 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	21.30%
C000020283 | 30+ years
Holdings [Line Items]
Percent of Total Investments	3.70%
C000064978 | FR_759136TH7
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000064978 | FR_180848XJ7
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000064978 | FR_7352404G5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000064978 | FR_84136JAL3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000064978 | FR_79766DGF0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000064978 | FR_882854Q70
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000064978 | FR_30382VAY2
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000064978 | FR_64966SBA3
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000064978 | FR_56035DDP4
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000064978 | FR_154872AY1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000064978 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000064978 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	46.50%
C000064978 | A/A
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000064978 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000064978 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000064978 | B/B
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000064978 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000064978 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	10.50%
C000064978 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	3.50%
C000064978 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	5.70%
C000064978 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	14.10%
C000064978 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	30.10%
C000064978 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	35.10%
C000064978 | 30+ years
Holdings [Line Items]
Percent of Total Investments	1.00%
C000205244 | FR_759136TH7
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000205244 | FR_180848XJ7
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000205244 | FR_7352404G5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000205244 | FR_84136JAL3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000205244 | FR_79766DGF0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000205244 | FR_882854Q70
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000205244 | FR_30382VAY2
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000205244 | FR_64966SBA3
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000205244 | FR_56035DDP4
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000205244 | FR_154872AY1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000205244 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000205244 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	46.50%
C000205244 | A/A
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000205244 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000205244 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000205244 | B/B
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000205244 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000205244 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	10.50%
C000205244 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	3.50%
C000205244 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	5.70%
C000205244 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	14.10%
C000205244 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	30.10%
C000205244 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	35.10%
C000205244 | 30+ years
Holdings [Line Items]
Percent of Total Investments	1.00%
C000020295 | FR_759136TH7
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000020295 | FR_180848XJ7
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000020295 | FR_7352404G5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000020295 | FR_84136JAL3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000020295 | FR_79766DGF0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000020295 | FR_882854Q70
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000020295 | FR_30382VAY2
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000020295 | FR_64966SBA3
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000020295 | FR_56035DDP4
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000020295 | FR_154872AY1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000020295 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000020295 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	46.50%
C000020295 | A/A
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000020295 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000020295 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020295 | B/B
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000020295 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000020295 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	10.50%
C000020295 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	3.50%
C000020295 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	5.70%
C000020295 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	14.10%
C000020295 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	30.10%
C000020295 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	35.10%
C000020295 | 30+ years
Holdings [Line Items]
Percent of Total Investments	1.00%
C000020293 | FR_759136TH7
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000020293 | FR_180848XJ7
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000020293 | FR_7352404G5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000020293 | FR_84136JAL3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000020293 | FR_79766DGF0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000020293 | FR_882854Q70
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000020293 | FR_30382VAY2
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000020293 | FR_64966SBA3
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000020293 | FR_56035DDP4
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000020293 | FR_154872AY1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000020293 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000020293 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	46.50%
C000020293 | A/A
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000020293 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000020293 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020293 | B/B
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000020293 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000020293 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	10.50%
C000020293 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	3.50%
C000020293 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	5.70%
C000020293 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	14.10%
C000020293 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	30.10%
C000020293 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	35.10%
C000020293 | 30+ years
Holdings [Line Items]
Percent of Total Investments	1.00%
C000020296 | FR_759136TH7
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000020296 | FR_180848XJ7
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000020296 | FR_7352404G5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000020296 | FR_84136JAL3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000020296 | FR_79766DGF0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000020296 | FR_882854Q70
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000020296 | FR_30382VAY2
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000020296 | FR_64966SBA3
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000020296 | FR_56035DDP4
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000020296 | FR_154872AY1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000020296 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000020296 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	46.50%
C000020296 | A/A
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000020296 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000020296 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020296 | B/B
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000020296 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000020296 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	10.50%
C000020296 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	3.50%
C000020296 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	5.70%
C000020296 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	14.10%
C000020296 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	30.10%
C000020296 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	35.10%
C000020296 | 30+ years
Holdings [Line Items]
Percent of Total Investments	1.00%
C000089444 | FR_118683JZ5
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000089444 | FR_88035HA55
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000089444 | FR_70917SS87
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000089444 | FR_709225JC1
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000089444 | FR_524803AQ6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000089444 | FR_01728A3Z7
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000089444 | FR_458436YP1
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000089444 | FR_70869PQB6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000089444 | FR_955819TJ6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000089444 | FR_70917SSH7
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000089444 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000089444 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000089444 | A/A
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000089444 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000089444 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000089444 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000089444 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	4.80%
C000089444 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	4.60%
C000089444 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	6.30%
C000089444 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	16.20%
C000089444 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	31.10%
C000089444 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	33.50%
C000089444 | 30+ years
Holdings [Line Items]
Percent of Total Investments	3.50%
C000089443 | FR_118683JZ5
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000089443 | FR_88035HA55
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000089443 | FR_70917SS87
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000089443 | FR_709225JC1
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000089443 | FR_524803AQ6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000089443 | FR_01728A3Z7
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000089443 | FR_458436YP1
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000089443 | FR_70869PQB6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000089443 | FR_955819TJ6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000089443 | FR_70917SSH7
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000089443 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000089443 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000089443 | A/A
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000089443 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000089443 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000089443 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000089443 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	4.80%
C000089443 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	4.60%
C000089443 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	6.30%
C000089443 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	16.20%
C000089443 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	31.10%
C000089443 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	33.50%
C000089443 | 30+ years
Holdings [Line Items]
Percent of Total Investments	3.50%
C000089441 | FR_118683JZ5
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000089441 | FR_88035HA55
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000089441 | FR_70917SS87
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000089441 | FR_709225JC1
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000089441 | FR_524803AQ6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000089441 | FR_01728A3Z7
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000089441 | FR_458436YP1
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000089441 | FR_70869PQB6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000089441 | FR_955819TJ6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000089441 | FR_70917SSH7
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000089441 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000089441 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C000089441 | A/A
Holdings [Line Items]
Percent of Net Asset Value	36.30%
C000089441 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000089441 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000089441 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000089441 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	4.80%
C000089441 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	4.60%
C000089441 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	6.30%
C000089441 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	16.20%
C000089441 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	31.10%
C000089441 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	33.50%
C000089441 | 30+ years
Holdings [Line Items]
Percent of Total Investments	3.50%
C000064980 | FR_97712D6X9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000064980 | FR_60374VEX7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000064980 | FR_452153EW5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000064980 | FR_67756CFG8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000064980 | FR_792905DF5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000064980 | FR_79625GBX0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000064980 | FR_68609UKK0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000064980 | FR_45204FAH8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000064980 | FR_7352403Q4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000064980 | FR_88283KBQ0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000064980 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000064980 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000064980 | A/A
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000064980 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000064980 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000064980 | B/B
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000064980 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000064980 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	32.00%
C000064980 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	32.90%
C000064980 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	18.80%
C000064980 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	16.00%
C000064980 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	0.30%
C000205246 | FR_97712D6X9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000205246 | FR_60374VEX7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000205246 | FR_452153EW5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205246 | FR_67756CFG8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205246 | FR_792905DF5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000205246 | FR_79625GBX0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000205246 | FR_68609UKK0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000205246 | FR_45204FAH8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000205246 | FR_7352403Q4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000205246 | FR_88283KBQ0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000205246 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000205246 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000205246 | A/A
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000205246 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000205246 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000205246 | B/B
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205246 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000205246 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	32.00%
C000205246 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	32.90%
C000205246 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	18.80%
C000205246 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	16.00%
C000205246 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	0.30%
C000020338 | FR_97712D6X9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020338 | FR_60374VEX7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000020338 | FR_452153EW5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000020338 | FR_67756CFG8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000020338 | FR_792905DF5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000020338 | FR_79625GBX0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000020338 | FR_68609UKK0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000020338 | FR_45204FAH8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000020338 | FR_7352403Q4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000020338 | FR_88283KBQ0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000020338 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000020338 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000020338 | A/A
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000020338 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000020338 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020338 | B/B
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000020338 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000020338 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	32.00%
C000020338 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	32.90%
C000020338 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	18.80%
C000020338 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	16.00%
C000020338 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	0.30%
C000064979 | FR_97712D6X9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000064979 | FR_60374VEX7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000064979 | FR_452153EW5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000064979 | FR_67756CFG8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000064979 | FR_792905DF5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000064979 | FR_79625GBX0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000064979 | FR_68609UKK0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000064979 | FR_45204FAH8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000064979 | FR_7352403Q4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000064979 | FR_88283KBQ0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000064979 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000064979 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000064979 | A/A
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000064979 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000064979 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000064979 | B/B
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000064979 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000064979 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	32.00%
C000064979 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	32.90%
C000064979 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	18.80%
C000064979 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	16.00%
C000064979 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	0.30%
C000092789 | FR_97712D6X9
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000092789 | FR_60374VEX7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000092789 | FR_452153EW5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000092789 | FR_67756CFG8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000092789 | FR_792905DF5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000092789 | FR_79625GBX0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000092789 | FR_68609UKK0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000092789 | FR_45204FAH8
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000092789 | FR_7352403Q4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000092789 | FR_88283KBQ0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000092789 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000092789 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	35.40%
C000092789 | A/A
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000092789 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000092789 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000092789 | B/B
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000092789 | Not rated
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000092789 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	32.00%
C000092789 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	32.90%
C000092789 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	18.80%
C000092789 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	16.00%
C000092789 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	0.30%
C000123112 | FR_13013JCM6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000123112 | FR_84136JAL3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000123112 | FR_56035DDP4
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000123112 | FR_154872AY1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000123112 | FR_167486S83
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000123112 | FR_60637ATR3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000123112 | FR_23542JAN5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000123112 | FR_74440DCM4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000123112 | FR_5946953A4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000123112 | FR_072024XT4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000123112 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000123112 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000123112 | A/A
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000123112 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000123112 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000123112 | B/B
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000123112 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000123112 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	13.60%
C000123112 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	19.80%
C000123112 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	17.50%
C000123112 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	23.80%
C000123112 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	20.90%
C000123112 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	4.40%
C000205251 | FR_13013JCM6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205251 | FR_84136JAL3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205251 | FR_56035DDP4
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000205251 | FR_154872AY1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205251 | FR_167486S83
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000205251 | FR_60637ATR3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205251 | FR_23542JAN5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205251 | FR_74440DCM4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205251 | FR_5946953A4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205251 | FR_072024XT4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000205251 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000205251 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000205251 | A/A
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000205251 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000205251 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000205251 | B/B
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000205251 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000205251 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	13.60%
C000205251 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	19.80%
C000205251 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	17.50%
C000205251 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	23.80%
C000205251 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	20.90%
C000205251 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	4.40%
C000089516 | FR_13013JCM6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000089516 | FR_84136JAL3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000089516 | FR_56035DDP4
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000089516 | FR_154872AY1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000089516 | FR_167486S83
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000089516 | FR_60637ATR3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000089516 | FR_23542JAN5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000089516 | FR_74440DCM4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000089516 | FR_5946953A4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000089516 | FR_072024XT4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000089516 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000089516 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000089516 | A/A
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000089516 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000089516 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000089516 | B/B
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000089516 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000089516 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	13.60%
C000089516 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	19.80%
C000089516 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	17.50%
C000089516 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	23.80%
C000089516 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	20.90%
C000089516 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	4.40%
C000089514 | FR_13013JCM6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000089514 | FR_84136JAL3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000089514 | FR_56035DDP4
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000089514 | FR_154872AY1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000089514 | FR_167486S83
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000089514 | FR_60637ATR3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000089514 | FR_23542JAN5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000089514 | FR_74440DCM4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000089514 | FR_5946953A4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000089514 | FR_072024XT4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000089514 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000089514 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000089514 | A/A
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000089514 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000089514 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000089514 | B/B
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000089514 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000089514 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	13.60%
C000089514 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	19.80%
C000089514 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	17.50%
C000089514 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	23.80%
C000089514 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	20.90%
C000089514 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	4.40%
C000089517 | FR_13013JCM6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000089517 | FR_84136JAL3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000089517 | FR_56035DDP4
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000089517 | FR_154872AY1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000089517 | FR_167486S83
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000089517 | FR_60637ATR3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000089517 | FR_23542JAN5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000089517 | FR_74440DCM4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000089517 | FR_5946953A4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000089517 | FR_072024XT4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000089517 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000089517 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	30.90%
C000089517 | A/A
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000089517 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000089517 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000089517 | B/B
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000089517 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000089517 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	13.60%
C000089517 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	19.80%
C000089517 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	17.50%
C000089517 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	23.80%
C000089517 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	20.90%
C000089517 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	4.40%
C000020341 | FR_52350LAA8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020341 | FR_735220AW5
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020341 | FR_038127AW6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020341 | FR_76252PD48
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020341 | FR_544351SF7
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020341 | FR_88035PHF8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020341 | FR_235380AA0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000020341 | FR_152691BE0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000020341 | FR_781741CW1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000020341 | FR_96634RAU6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000020341 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000020341 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000020341 | A/A
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000020341 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000020341 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000020341 | B/B
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000020341 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000020341 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	55.70%
C000020341 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	30.10%
C000020341 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	13.10%
C000020341 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	1.10%
C000205247 | FR_52350LAA8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000205247 | FR_735220AW5
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000205247 | FR_038127AW6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000205247 | FR_76252PD48
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000205247 | FR_544351SF7
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000205247 | FR_88035PHF8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000205247 | FR_235380AA0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000205247 | FR_152691BE0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000205247 | FR_781741CW1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205247 | FR_96634RAU6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000205247 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000205247 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000205247 | A/A
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000205247 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000205247 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000205247 | B/B
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000205247 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000205247 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	55.70%
C000205247 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	30.10%
C000205247 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	13.10%
C000205247 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	1.10%
C000064981 | FR_52350LAA8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000064981 | FR_735220AW5
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000064981 | FR_038127AW6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000064981 | FR_76252PD48
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000064981 | FR_544351SF7
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000064981 | FR_88035PHF8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000064981 | FR_235380AA0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000064981 | FR_152691BE0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000064981 | FR_781741CW1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000064981 | FR_96634RAU6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000064981 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000064981 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000064981 | A/A
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000064981 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000064981 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000064981 | B/B
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000064981 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000064981 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	55.70%
C000064981 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	30.10%
C000064981 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	13.10%
C000064981 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	1.10%
C000020340 | FR_52350LAA8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020340 | FR_735220AW5
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020340 | FR_038127AW6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020340 | FR_76252PD48
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000020340 | FR_544351SF7
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020340 | FR_88035PHF8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000020340 | FR_235380AA0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000020340 | FR_152691BE0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000020340 | FR_781741CW1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000020340 | FR_96634RAU6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000020340 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000020340 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000020340 | A/A
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000020340 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000020340 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000020340 | B/B
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000020340 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000020340 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	55.70%
C000020340 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	30.10%
C000020340 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	13.10%
C000020340 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	1.10%
C000092790 | FR_52350LAA8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000092790 | FR_735220AW5
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000092790 | FR_038127AW6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000092790 | FR_76252PD48
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000092790 | FR_544351SF7
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000092790 | FR_88035PHF8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000092790 | FR_235380AA0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000092790 | FR_152691BE0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000092790 | FR_781741CW1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000092790 | FR_96634RAU6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000092790 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000092790 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000092790 | A/A
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000092790 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000092790 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000092790 | B/B
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000092790 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000092790 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	55.70%
C000092790 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	30.10%
C000092790 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	13.10%
C000092790 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	1.10%
C000220296 | FR_52350LAA8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000220296 | FR_735220AW5
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000220296 | FR_038127AW6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000220296 | FR_76252PD48
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000220296 | FR_544351SF7
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000220296 | FR_88035PHF8
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000220296 | FR_235380AA0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000220296 | FR_152691BE0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000220296 | FR_781741CW1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000220296 | FR_96634RAU6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000220296 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000220296 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000220296 | A/A
Holdings [Line Items]
Percent of Net Asset Value	36.20%
C000220296 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000220296 | BB/Ba
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000220296 | B/B
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000220296 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000220296 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	55.70%
C000220296 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	30.10%
C000220296 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	13.10%
C000220296 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	1.10%
C000176498 | FR_97712D3P9
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000176498 | FR_97712DEV4
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000176498 | FR_97689RFB5
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000176498 | FR_97712JGT4
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000176498 | FR_97689RED2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000176498 | FR_831459BT8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000176498 | FR_97689RFF6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000176498 | FR_045142DL7
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000176498 | FR_40065FCH5
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000176498 | FR_97712JEN9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000176498 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000176498 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000176498 | A/A
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000176498 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000176498 | B/B
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000176498 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000176498 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	8.90%
C000176498 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	16.10%
C000176498 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	6.20%
C000176498 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	16.90%
C000176498 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	30.40%
C000176498 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	20.50%
C000176498 | 30+ years
Holdings [Line Items]
Percent of Total Investments	1.00%
C000020285 | FR_97712D3P9
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000020285 | FR_97712DEV4
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000020285 | FR_97689RFB5
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000020285 | FR_97712JGT4
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000020285 | FR_97689RED2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000020285 | FR_831459BT8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000020285 | FR_97689RFF6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020285 | FR_045142DL7
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020285 | FR_40065FCH5
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000020285 | FR_97712JEN9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000020285 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000020285 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000020285 | A/A
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000020285 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000020285 | B/B
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000020285 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000020285 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	8.90%
C000020285 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	16.10%
C000020285 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	6.20%
C000020285 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	16.90%
C000020285 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	30.40%
C000020285 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	20.50%
C000020285 | 30+ years
Holdings [Line Items]
Percent of Total Investments	1.00%
C000064975 | FR_97712D3P9
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000064975 | FR_97712DEV4
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000064975 | FR_97689RFB5
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000064975 | FR_97712JGT4
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000064975 | FR_97689RED2
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000064975 | FR_831459BT8
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000064975 | FR_97689RFF6
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000064975 | FR_045142DL7
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000064975 | FR_40065FCH5
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000064975 | FR_97712JEN9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000064975 | AAA/Aaa
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000064975 | AA/Aa
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000064975 | A/A
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C000064975 | BBB/Baa
Holdings [Line Items]
Percent of Net Asset Value	26.70%
C000064975 | B/B
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000064975 | Not Rated
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000064975 | 0-1 year
Holdings [Line Items]
Percent of Total Investments	8.90%
C000064975 | 1-3 years
Holdings [Line Items]
Percent of Total Investments	16.10%
C000064975 | 3-5 years
Holdings [Line Items]
Percent of Total Investments	6.20%
C000064975 | 5-10 years
Holdings [Line Items]
Percent of Total Investments	16.90%
C000064975 | 10-20 years
Holdings [Line Items]
Percent of Total Investments	30.40%
C000064975 | 20-30 years
Holdings [Line Items]
Percent of Total Investments	20.50%
C000064975 | 30+ years
Holdings [Line Items]
Percent of Total Investments	1.00%